Liability related to sales of future royalties and sales milestones, net - Schedule of Liability Related to Revenue (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Liability, Future Revenue, Rollforward [Abstract]
Non-cash interest expense on liability related to sale of future royalties and sales milestones	$ 5,427	$ 0
Blackstone Collaboration Agreement
Liability, Future Revenue, Rollforward [Abstract]
Balance as of December 31, 2021	47,016
Non-cash interest expense on liability related to sale of future royalties and sales milestones	5,427
Balance as of September 30, 2022	$ 52,443